Average Annual Total Returns (Vanguard European Stock Index Fund Institutional)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Developed Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Developed Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	MSCI Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	MSCI Europe Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Spliced European Stock Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Spliced European Stock Index Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.54%)		(7.49%)	(2.86%)	(5.95%)		(6.18%)		(5.95%)
Five Years	5.63%		4.88%	4.51%	5.48%		5.28%		5.40%
Ten Years	4.83%		4.15%	3.98%	5.00%		4.60%		4.66%
Since Inception		(4.39%)				(3.97%)		(3.97%)		(3.97%)